Shareholders’ Equity and Non-Controlling Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Shareholders’ Equity and Non-Controlling Interest [Abstract]
Shareholders’ Equity and Non-Controlling Interest

NOTE 11 — Shareholders’ Equity and Non-Controlling Interest

Successor Period

The Company’s equity consists of a total of 831,000,000 authorized shares across all classes of capital stock, which the Company has the authority to issue. The 831,000,000 authorized shares consist of 1,000,000 authorized shares of Preferred Stock with a par value of $0.0001 per share, 520,000,000 authorized shares of Class A Common Stock with a par value of $0.0001 per share, and 310,000,000 shares of Class B Common Stock with a par value of $0.0001 per share.

As of March 31, 2024 (Successor), the Company had no outstanding shares of Preferred Stock, 71,970,052 outstanding shares of Class A Common Stock, and 141,801,811 outstanding shares of Class B Common Stock.

As of March 31, 2024 (Successor), redeemable non-controlling interests are comprised of 140,624,471 vested Class A OpCo Units, of which 6,967,050 units were formerly vested Class B OpCo Units. Class A OpCo Units are exchangeable for shares of Class A Common Stock or redeemable for cash. Additionally, the Company holds a call right that enables it to redeem Class A OpCo Units for shares of Class A Common Stock or cash once the unit holder has elected to redeem the equity instrument.

After considering the effects of consolidation, the Company owns 33.8% of OpCo and non-controlling interest holders own the residual 66.2%. The table below demonstrates the calculation of net loss before income tax attributable to redeemable non-controlling interest holders for the three months ended March 31, 2024 (Successor):

March 31, 2024 (Successor)
Net Loss before income tax	$(45,670)
Redeemable non-controlling interest percentage – Class A OpCo Units	66.2%
Net Loss before income tax attributable to Class A OpCo Units	$(29,773)

Predecessor Period

The Company’s equity in the Predecessor Period comprised a single class of membership interests. The Company’s members’ equity as of March 31, 2023 (Predecessor) included 4,987,845 authorized membership interests, of which 3,763,224 were issued and outstanding.

NOTE 11 — Shareholders’ Equity and Non-Controlling Interest

Successor Period

The Company’s equity consists of a total of 831,000,000 authorized shares across all classes of capital stock, which the Company has the authority to issue. The 831,000,000 authorized shares consist of 1,000,000 authorized shares of Preferred Stock with a par value of $0.0001 per share, 520,000,000 authorized shares of Class A Common Stock with a par value of $0.0001 per share, and 310,000,000 shares of Class B Common Stock with a par value of $0.0001 per share.

As of December 31, 2023 (Successor), the Company had no outstanding shares of Preferred Stock, 71,277,906 outstanding shares of Class A Common Stock, and 141,787,429 outstanding shares of Class B Common Stock.

Class A Common Stock is entitled to one vote for each share on all matters submitted to a vote of the stockholders and do not have cumulative voting rights. Class A Common Stock is entitled to receive dividends (payable in cash, stock or otherwise), if any, as may be declared from time to time by the Company’s Board of Directors (the “Board”). In the event of liquidation, dissolution, distribution of assets or other winding up, Class A Common Stock is entitled to receive ratably the assets available for distribution to the stockholders after payment of liabilities and the liquidation preference of any outstanding shares of Preferred Stock.

Class B Common Stock is not transferable except in connection with a permitted transfer of a corresponding number of OpCo Units. Class B Common Stock is entitled to one vote per share on all matters to be voted upon by the holders of Common Stock. Holders of shares of Class A Common Stock and Class B Common Stock vote together as a single class on all matters presented to stockholders subject to certain exceptions. Class B Common Stock does not have the right to receive dividends, unless the dividend consists of shares of Class B Common Stock or of rights, options, warrants or other securities convertible or exercisable into or redeemable for shares of Class B Common Stock paid proportionally with respect to each outstanding share of Class B Common Stock and a dividend consisting of shares of Class A Common Stock or of rights, options, warrants or other securities convertible or exercisable into or redeemable for shares of Class A Common Stock on the same terms is simultaneously paid to the holders of Class A Common Stock. Class B Common Stock does not have any right to receive a distribution upon a liquidation or winding up of the Company.

As of December 31, 2023 (Successor), redeemable non-controlling interests are comprised of 140,610,089 vested Class A OpCo Units, of which 6,967,050 units were formerly vested Class B OpCo Units. Class A OpCo Units are exchangeable for shares of Class A Common Stock or redeemable for cash. Additionally, the Company holds a call right that enables it to redeem Class A OpCo Units for shares of Class A Common Stock or cash once the unit holder has elected to redeem the equity instrument.

After considering the effects of consolidation, the Company owns 33.0% of OpCo and NCI holders own the residual 67.0%. The table below demonstrates the calculation of net loss before income tax attributable to redeemable non-controlling interest holders for the June 8, 2023 through December 31, 2023 (Successor) period and the June 8, 2023 through December 31, 2023 (Successor) period:

Period from June 8 – December 31, 2023 (Successor)
Net Loss before income tax	$(147,523)
Redeemable non-controlling interest percentage – Class A OpCo Units	67.0%
Net Loss before income tax attributable to Class A OpCo Units	$(98,760)

Earnout Shares and Restricted Shares

As part of the Business Combination (Note 3), 128,908,518 Class A OpCo Units and a corresponding number of shares of Class B Common Stock, 7,624,999 Class B OpCo Units and a corresponding number of shares of Class B Common Stock and 54,047,495 shares of Class A Common Stock owned by the Sponsor, the Sponsor’s affiliates and private investors were subjected to certain vesting and transfer restrictions. Upon conversion of Class B OpCo Units to Class A OpCo Units, the 6,072,463 Class B OpCo Units subject to vesting and transfer restrictions became Class A OpCo Units.

Of the total shares subject to vesting and transfer restrictions, 986,775 Class A OpCo Units, all of which were formerly Class B OpCo Units, and a corresponding number of shares of Class B Common Stock vest in three equal tranches contingent upon the share price of the Class A Common Stock or the occurrence of a change in control event (the “Earnout Shares”). The first tranche vests if the closing price of the Class A Common Stock on the NYSE is greater than or equal to $12.00 for any 20 trading days within a consecutive 30-trading-day period beginning on or after June 23, 2023. The second tranche vests if the closing price of the Class A Common Stock on the NYSE is greater than or equal to $14.00 for any 20 trading days within a consecutive 30-trading-day period beginning on or after June 23, 2023. The third tranche vests if the closing price of the Class A Common Stock on the NYSE is greater than or equal to $16.00 for any 20 trading days within a consecutive 30-trading-day period beginning on or after June 23, 2023 and ending on the three-year anniversary of the Closing Date.

Of the OpCo Units subject to transfer restrictions, 44,544,551 Class A OpCo Units, of which 1,575,045 were formerly Class B OpCo Units, (the “Price-Based Lock-up Shares”) may not be transferred until after the three-year anniversary of the Closing Date; provided, however, that if the last sale price of the Class A Common Stock on the NYSE, for any 20 trading days within any 30 consecutive trading-day period commencing on or after June 23, 2023 exceeds (or, in the case of the 1,575,045 Class A OpCo Units that were formerly Class B OpCo Units, equals) (i) $12.00 per share, then one-third of the Price-Based Lock-up Shares will no longer be subject to such lock-up restrictions, (ii) $14.00 per share, then an additional one-third of the Price-Based Lock-up Shares will no longer be subject to such lock-up restrictions, and (iii) $16.00 per share, then all of the Price-Based Lock-up Shares will no longer be subject to such lock-up restrictions.

The remaining 89,449,655 Class A OpCo Units, of which 3,510,643 were formerly Class B OpCo Units (the “Time-Based Lock-up Shares”) subject to transfer restrictions may not be transferred until after the one-year anniversary of the Closing Date; provided, however, that if the last sale price of the Class A Common Stock on the

NYSE, for any 20 trading days within any 30 consecutive trading-day period commencing on or after December 8, 2023, exceeds (or in the case of the 3,510,643 Class A OpCo Units that were formerly Class B OpCo Units, equals) $12.00 per share, then the Time-Based Lock-up Shares will no longer be subject to such lock-up restrictions.

On August 16, 2023, pursuant to the OpCo limited liability company agreement, all Class B OpCo Units converted into Class A OpCo Units on a one-for-one basis due to the exercise on such date by an OpCo Unitholder of its Class B OpCo Unit conversion right, which allowed the holder to convert its own Class B OpCo Units into Class A OpCo Units on a one-for-one basis.

During the period from June 8, 2023 through December 31, 2023 (Successor), the Company’s Class A Common Stock achieved the $12.00 per share and $14.00 per share prices necessary to cause two-thirds of the Earnout Shares to vest and to remove the lock-up provision from two-thirds of the Price-Based Lock-Up Shares. As of December 31, 2023 (Successor), 328,925 Class A OpCo units and a corresponding number of shares of Class B Common Stock included in the Earnout Shares remain unvested. As of December 31, 2023 (Successor), 14,848,184 Price-Based Lockup Shares remain restricted.

Predecessor Period

The Company’s equity in the Predecessor Period comprised a single class of membership interests. The Company’s members’ equity as of December 31, 2022 (Predecessor) included 4,987,845 authorized membership interests, of which 3,722,355 were issued and outstanding.

Due to the absence of an active market for the Company’s membership interests, the Company utilized methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid — Valuation of Privately-Held Company Equity Securities Issued as Compensation to estimate the fair value of its membership interests. The estimated fair value of the membership interests was determined at each grant date based upon a variety of factors, including price of equity issuances by the Company, the Company’s financial position, historical financial performance, the Company’s developed, external market conditions affecting any trends within the industry and the likelihood of achieving a liquidity event.